FINANCE INCOME AND EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance Income And Expense [Abstract]
Interest income	$ 3.4	$ 1.5
Unrealized gain on derivative	0.0	0.1
Finance income	3.4	1.6
Unwinding of discounts on provisions	20.4	15.4
Interest expense on long-term debt	72.7	79.5
Unrealized loss on derivative	15.3	0.0
Net foreign exchange loss	15.0	33.7
Amortization of deferred financing, bank, financing fees and other	17.7	15.2
Finance expense	141.1	143.8
Net finance expense	$ (137.7)	$ (142.2)